Investments and Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Available-For-Sale Investments
Amortized Cost/ Carrying Cost	$ 337.3	$ 315.7
Gross Unrealized Gains	1.7	3.0
Gross Unrealized Losses	(0.5)	(0.4)
Available for Sale Investments at Fair Value	338.5	318.3
Gross unrealized losses on available-for-sale securities
Term of maturities of securities classified as current assets included in short-term investments	12 months	12 months
Gross unrealized losses, Less than 12 Months	0.1
Gross unrealized losses, Greater than 12 Months	0.4	0.4
Total gross unrealized losses	0.5	0.4
Cash and cash equivalents
Available-For-Sale Investments
Available for Sale Investments at Fair Value	21.3	23.7
Short-term investments
Available-For-Sale Investments
Available for Sale Investments at Fair Value	315.9	291.7
Long-term investments.
Available-For-Sale Investments
Available for Sale Investments at Fair Value	1.3	2.9
Debt securities
Contractual maturities of debt securities classified as available-for-sale securities, Amortized cost
Amortized cost of amounts maturing in less than 1 year	227.1
Amortized cost of amounts maturing in 1 -5 years	108.7
Amortized cost of amounts maturing more than 5 years	1.5
Total amortized cost of debt securities	337.3
Contractual maturities of the debt securities classified as available-for-sale securities, Estimated fair value
Estimated fair value amounts maturing in less than 1 year	228.3
Estimated fair value amounts maturing in 1 -5 years	108.9
Estimated fair value amounts maturing in more than 5 years	1.3
Total estimated fair value of debt securities	338.5
Asset-backed securities
Available-For-Sale Investments
Amortized Cost/ Carrying Cost	21.9	20.0
Gross Unrealized Gains	0.2	1.0
Gross Unrealized Losses	(0.4)	(0.4)
Available for Sale Investments at Fair Value	21.7	20.6
Other-than-temporary impairment loss	0.3	0.2	1.4
Gross unrealized losses on available-for-sale securities
Gross unrealized losses, Greater than 12 Months	0.4	0.4
Total gross unrealized losses	0.4	0.4
U.S. treasuries
Available-For-Sale Investments
Amortized Cost/ Carrying Cost	52.0	27.7
Gross Unrealized Gains		0.1
Available for Sale Investments at Fair Value	52.0	27.8
U.S. Agencies
Available-For-Sale Investments
Amortized Cost/ Carrying Cost	65.1	48.5
Gross Unrealized Gains	0.2	0.3
Available for Sale Investments at Fair Value	65.3	48.8
Foreign Agencies
Available-For-Sale Investments
Amortized Cost/ Carrying Cost	3.3	3.2
Available for Sale Investments at Fair Value	3.3	3.2
Municipal bonds & sovereign debt instruments
Available-For-Sale Investments
Amortized Cost/ Carrying Cost	11.4	7.2
Available for Sale Investments at Fair Value	11.4	7.2
Corporate securities
Available-For-Sale Investments
Amortized Cost/ Carrying Cost	183.6	209.1
Gross Unrealized Gains	1.3	1.6
Gross Unrealized Losses	(0.1)
Available for Sale Investments at Fair Value	184.8	210.7
Gross unrealized losses on available-for-sale securities
Gross unrealized losses, Less than 12 Months	0.1
Total gross unrealized losses	$ 0.1